SCHEDULE OF RECONCILIATION OF THE WARRANTS MEASURED AT FAIR VALUE USING LEVEL 2 INPUTS (Details) - USD ($)		9 Months Ended
	Jul. 27, 2022	Sep. 30, 2023
Class of Warrant or Right [Line Items]
Number of shares, beginning balance		4,142,277
Weighted average exercise price, granted	$ 0.00015
Weighted average remaining contractual life, granted		4 years 8 months 4 days
Number of shares, ending balance		1,173,228
Weighted average remaining contractual life		4 years 8 months 4 days
Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Number of shares, granted		13,109,969
Weighted average exercise price, granted		$ 8.31
Number of shares, ending balance		13,109,969
Weighted average exercise price, ending balance		$ 8.31
Public Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Beginning balance
Additions		603,750
Transfer to level 1		(603,750)
Change in fair value
Ending balance
Number of shares, beginning balance
Weighted average exercise price, beginning balance
Placement Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Beginning balance
Additions		39,463
Transfer to level 1
Change in fair value		(23,310)
Ending balance		16,153
Debt Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Class of Warrant or Right [Line Items]
Beginning balance
Additions		1,812,253
Transfer to level 1
Change in fair value		(1,517,874)
Ending balance		$ 294,379